SUBSEQUENT EVENTS (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended			12 Months Ended
	Feb. 11, 2026	Feb. 09, 2026	Mar. 16, 2026	Feb. 28, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2026
Subsequent Event [Line Items]
Net Proceeds/ (Payments)						$ 258,574	$ 22,744	$ 156,200
Granted (in shares)					465,000	465,000	440,000	440,000
Expected life of options (in years)					5 years	3 years 6 months	3 years 6 months	3 years 6 months
Vesting period (in years)					3 years
Granted, initial strike price (in dollars per share)					$ 8.39	$ 8.39	$ 12.02	$ 10.34
Shares issued (in shares)						107,060	242,146
Subsequent Event
Subsequent Event [Line Items]
Dividend declared (in dollars per share)	$ 0.20
Granted (in shares)				615,000
Expected life of options (in years)				5 years
Vesting period (in years)				3 years
Granted, initial strike price (in dollars per share)				$ 10.48
Shares issued (in shares)				20,000
Contract with customer, receivable, before allowance for credit loss									$ 170,000
Contract with customer, receivable, before allowance for credit loss, term			400 days
Subsequent Event | SFL Thelon
Subsequent Event [Line Items]
Net sales proceeds from sale of vessels, estimated		$ 57,100
Net Proceeds/ (Payments)		$ 48,400